Shareholder Report, Holdings (Details)	Nov. 30, 2024
American Funds Inflation Linked Bond Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
American Funds Inflation Linked Bond Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.03%
American Funds Inflation Linked Bond Fund - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
American Funds Inflation Linked Bond Fund - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
American Funds Inflation Linked Bond Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
American Funds Inflation Linked Bond Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
American Funds Inflation Linked Bond Fund - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Inflation Linked Bond Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Inflation Linked Bond Fund - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Inflation Linked Bond Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]

[1]	Includes derivatives.